Stockholders' Equity	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY
7.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On July 26, 2022, the Board of Directors of the Company approved a 7-for-6 forward stock split, effective for trading purposes as of August 12, 2022, pursuant to which each shareholder as of the August 15, 2022 record date received one (1) additional share for each six (6) shares held as of the record date. Pursuant to the operation of the amendment providing for the forward stock split filed with the Secretary of State of Nevada on August 4, 2022, the authorized common stock of the Company was increased from 250,000,000 shares to 291,666,666 shares in connection with the forward split.

Activity during the Three Months Ending April 30, 2025

(a)	As of April 30, 2025, the Company holds 23,900 shares of treasury stock. On March 4, 2025, 3,500 shares of treasury stock held by the Company were issued to employees for services rendered. The Company recorded an expense of $24,360 during the three months ending April 30, 2025, in connection with the transaction.

(b)	On February 8, 2025, the Company entered into an agreement with a consultant to provide consulting services to the Company’s Board of Directors. The Company issued 5,000 shares of the Company’s common stock to the consultant, valued at $39,050 and expensed during the three months ending April 30, 2025. The shares were issued from the treasury shares held by the Company. The term of the agreement is for twelve months.

(c)	In February 2025, the Company’s outside counsel exercised 58,433 warrants as a cashless conversion and the Company issued 46,961 shares of common stock.

Activity during the Three Months Ending April 30, 2024

(a)	As of April 30, 2024, the Company held 10,000 of its shares comprising $32,641 of treasury stock. There was no activity during the three months ending April 30, 2024.

(b)	On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors (the “Offering”) of 2,100,000 units (“Units”), at a price of $4.00 per Unit, consisting of one share of common stock (“Shares”) and a Warrant to purchase two Shares of common stock, the Warrant having an exercise price of $6.43, are exercisable by payment of the exercise price in cash only and expire April 19, 2029, five years from the date of issuance (“Warrants”). The offering was made solely to investors residing outside the United States and was not registered under the Security Act of 1933, as amended, (the “Security Act”), or the security law of any jurisdiction, including outside the United States, but was made privately by the Company pursuant to the exemptions from registration provided in the SEC’s Regulation S and other exemptions under the Securities Act.

8.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock split, pursuant to which each outstanding share of common stock was changed into 0.25 shares of common stock, and the Company decreased its authorized common stock in the same ratio from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its Articles of Incorporation to increase its authorized common shares from 25,000,000 authorized shares to 250,000,000 authorized shares.

On July 26, 2022, the Board of Directors of the Company approved a 7-for-6 forward stock split, effective for trading purposes as of August 12, 2022, pursuant to which each shareholder as of the August 15, 2022 record date received one (1) additional share for each six (6) shares held as of the record date. Pursuant to the operation of the amendment providing for the forward stock split filed with the Secretary of State of Nevada on August 4, 2022, the authorized common stock of the Company was increased from 250,000,000 shares to 291,666,666 shares in connection with the forward split.

Activity during the Year Ending January 31, 2025

(a)	As of January 31, 2025, the Company holds 32,400 shares of treasury stock. On September 10, 2024, 10,000 shares of treasury stock held by the Company were issued to an investor relations firm for services rendered. The Company recorded an expense of $38,700 during the year ending January 31, 2025, in connection with the transaction. During the year ending January 31, 2025, the Company purchased 32,400 shares of treasury stock for $148,547.
(b)	On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors (the “Offering”) of 2,100,000 units (“Units”), at a price of $4.00 per Unit, consisting of one share of common stock (“Shares”) and a Warrant to purchase two Shares of common stock, the Warrant having an exercise price of $6.43, are exercisable by payment of the exercise price in cash only and expire April 19, 2029, five years from the date of issuance (“Warrants”). The offering was made solely to investors residing outside the United States and was not registered under the Security Act of 1933, as amended, (the “Security Act”), or the security law of any jurisdiction, including outside the United States, but was made privately by the Company pursuant to the exemptions from registration provided in the SEC’s Regulation S and other exemptions under the Securities Act.

(c)	On May 15, 2024, the Company agreed to convert $300,000 of debt and $4,922 of accrued interest under the Credit Line Note agreement. The conversion was made pursuant to the terms of a Conversion Agreement, which provided the conversion of the debt and accrued interest. The Company issued 76,230 shares of common stock and 152,460 warrants exercisable at $6.43 per share resulting in a loss on settlement of $368,036.

(d)	On June 5, 2024, the Company’s Chief Financial Officer exercised 87,500 warrants as a cashless conversion and the Company issued 60,085 shares of common stock.

(e)	During the year ending January 31, 2025, the Company received $6,591 from the exercise of warrants and issued 1,025 shares of common stock.

Activity during the Year Ending January 31, 2024

(a)	As of January 31, 2024, the Company held 10,000 of its shares comprising $32,641 of treasury stock. There was no activity during the year ending January 31, 2024.

(b)	In December 2023, TII Jet Services LDA converted $2,000,000 of its outstanding credit facility and $53,436 of accrued interest into 1,026,720 shares of the Company’s common stock. The fair value of the common stock at the date of issuance was $2,554,423, resulting in a $554,423 loss on extinguishment.